Portfolio of Investments
Columbia Convertible Securities Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 4.5%
Issuer	Shares	Value ($)
Communication Services 0.4%
Media 0.4%
ViacomCBS, Inc., Class B	325,000	10,058,750
Total Communication Services		10,058,750
Consumer Discretionary 0.5%
Automobiles 0.5%
Tesla Motors, Inc.(a)	11,850	13,565,406
Total Consumer Discretionary		13,565,406
Energy 0.9%
Oil, Gas & Consumable Fuels 0.9%
Ascent Resources, Class B(a),(b),(c),(d)	10,248,729	2,295,715
Chesapeake Energy Corp.	5,104	303,916
Pioneer Natural Resources Co.	110,000	19,615,200
Total		22,214,831
Total Energy		22,214,831
Information Technology 2.7%
Semiconductors & Semiconductor Equipment 2.7%
Broadcom, Inc.	92,500	51,215,400
Microchip Technology, Inc.	200,000	16,686,000
Total		67,901,400
Total Information Technology		67,901,400
Total Common Stocks (Cost $73,585,192)		113,740,387

Convertible Bonds(e) 77.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 1.7%
American Airlines Group, Inc.
07/01/2025	6.500%	12,850,000	17,610,925
Southwest Airlines Co.
05/01/2025	1.250%	18,970,000	25,479,081
Total			43,090,006
Automotive 2.2%
Arrival SA(f)
12/01/2026	3.500%	12,850,000	13,315,546
Ford Motor Co.(f),(g)
03/15/2026	0.000%	20,750,000	26,897,187
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NIO, Inc.(f)
02/01/2027	0.500%	15,800,000	13,722,300
Total			53,935,033
Cable and Satellite 3.2%
Cable One, Inc.(f)
03/15/2028	1.125%	14,000,000	13,920,916
DISH Network Corp.
Subordinated
08/15/2026	3.375%	47,000,000	43,322,345
Liberty Broadband Corp.(f)
09/30/2050	2.750%	23,700,000	24,207,943
Total			81,451,204
Consumer Cyclical Services 7.0%
Airbnb, Inc.(f),(g)
03/15/2026	0.000%	27,000,000	26,730,000
Alarm.com Holdings, Inc.(f),(g)
01/15/2026	0.000%	15,000,000	13,350,000
Etsy, Inc.(f)
06/15/2028	0.250%	32,000,000	42,480,000
Lyft, Inc.
05/15/2025	1.500%	15,800,000	20,192,400
Match Group FinanceCo 3, Inc.(f)
01/15/2030	2.000%	20,000,000	34,686,812
Upwork, Inc.(f)
08/15/2026	0.250%	15,800,000	15,190,805
Zillow Group, Inc.
05/15/2025	2.750%	19,750,000	23,423,500
Total			176,053,517
Consumer Products 2.2%
Beauty Health Co. (The)(f)
10/01/2026	1.250%	13,850,000	15,269,625
Callaway Golf Co.
05/01/2026	2.750%	7,000,000	12,005,000
LCI Industries
05/15/2026	1.125%	12,344,000	13,337,692
Winnebago Industries, Inc.
04/01/2025	1.500%	11,850,000	15,753,094
Total			56,365,411
Diversified Manufacturing 2.3%
Bloom Energy Corp.
08/15/2025	2.500%	6,920,000	12,785,022
Columbia Convertible Securities Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2021 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enphase Energy, Inc.(f),(g)
03/01/2028	0.000%	17,000,000	19,618,000
Greenbrier Companies, Inc. (The)(f)
04/15/2028	2.875%	13,018,000	13,441,085
Itron, Inc.(f),(g)
03/15/2026	0.000%	14,000,000	12,121,965
Total			57,966,072
Food and Beverage 1.2%
Chefs’ Warehouse, Inc. (The)
12/01/2024	1.875%	11,000,000	11,426,923
Chefs’ Warehouse, Inc. (The)(f)
12/01/2024	1.875%	2,000,000	2,075,706
MGP Ingredients, Inc.(f)
11/15/2041	1.875%	14,800,000	15,943,549
Total			29,446,178
Health Care 5.8%
Accolade, Inc.(f)
04/01/2026	0.500%	18,500,000	16,132,523
CONMED Corp.
02/01/2024	2.625%	8,000,000	12,500,000
Dexcom, Inc.
11/15/2025	0.250%	29,650,000	35,746,781
Exact Sciences Corp.
03/15/2027	0.375%	5,000,000	5,306,250
03/01/2028	0.375%	20,000,000	20,045,421
Invacare Corp.
11/15/2024	5.000%	2,257,000	2,055,015
NeoGenomics, Inc.
05/01/2025	1.250%	9,880,000	11,744,850
Novavax, Inc.
02/01/2023	3.750%	7,500,000	12,744,000
SmileDirectClub, Inc.(f),(g)
02/01/2026	0.000%	15,800,000	6,653,244
Tandem Diabetes Care, Inc.(f)
05/01/2025	1.500%	16,000,000	21,335,419
Total			144,263,503
Independent Energy 0.5%
EQT Corp.
05/01/2026	1.750%	8,100,000	12,364,650
Leisure 4.0%
Live Nation Entertainment, Inc.
03/15/2023	2.500%	13,800,000	22,431,007
NCL Corp., Ltd.(f)
02/15/2027	1.125%	43,480,000	39,870,069
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.
06/15/2023	4.250%	32,500,000	38,700,239
Total			101,001,315
Media and Entertainment 3.7%
Bilibili, Inc.(f)
12/01/2026	0.500%	14,812,000	14,412,076
fuboTV, Inc.(f)
02/15/2026	3.250%	18,000,000	15,483,661
Sea Ltd.
09/15/2026	0.250%	19,750,000	19,266,125
Snap, Inc.
08/01/2026	0.750%	12,100,000	26,396,730
Zynga, Inc.
06/01/2024	0.250%	16,800,000	17,618,782
Total			93,177,374
Metals and Mining 1.6%
Allegheny Technologies, Inc.
06/15/2025	3.500%	9,480,000	11,546,640
Ivanhoe Mines Ltd.(f)
04/15/2026	2.500%	10,530,000	13,772,950
Livent Corp.
07/15/2025	4.125%	4,000,000	14,290,000
Total			39,609,590
Other Financial Institutions 1.5%
MP Materials Corp.(f)
04/01/2026	0.250%	16,800,000	20,056,044
Opendoor Technologies, Inc.(f)
08/15/2026	0.250%	15,800,000	16,818,496
Total			36,874,540
Other Industry 2.3%
Chegg, Inc.(g)
09/01/2026	0.000%	20,000,000	16,370,000
KBR, Inc.
11/01/2023	2.500%	8,000,000	14,097,552
Marathon Digital Holdings, Inc.(f)
12/01/2026	1.000%	13,830,000	13,298,480
Stride, Inc.
09/01/2027	1.125%	14,000,000	13,749,400
Total			57,515,432
Other REIT 0.5%
Pebblebrook Hotel Trust
12/15/2026	1.750%	13,000,000	13,760,500

2	Columbia Convertible Securities Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2021 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pharmaceuticals 6.7%
Aerie Pharmaceuticals, Inc.
10/01/2024	1.500%		14,000,000	12,363,750
Apellis Pharmaceuticals, Inc.
09/15/2026	3.500%		10,850,000	15,305,281
Canopy Growth Corp.(f)
07/15/2023	4.250%	CAD	13,000,000	9,073,582
Clovis Oncology, Inc.
05/01/2025	1.250%		21,000,000	14,608,125
Esperion Therapeutics, Inc.
11/15/2025	4.000%		15,900,000	8,814,563
Guardant Health, Inc.(f),(g)
11/15/2027	0.000%		12,850,000	13,323,844
Insmed, Inc.
06/01/2028	0.750%		25,000,000	27,468,750
Intercept Pharmaceuticals, Inc.(f)
02/15/2026	3.500%		20,593,000	23,016,922
Ionis Pharmaceuticals, Inc.(f),(g)
04/01/2026	0.000%		15,800,000	13,393,660
Jazz Investments I Ltd.
06/15/2026	2.000%		17,000,000	18,827,500
Radius Health, Inc.
09/01/2024	3.000%		12,000,000	11,362,500
Total				167,558,477
Retail REIT 0.5%
Kite Realty Group LP(f)
04/01/2027	0.750%		12,500,000	12,489,798
Retailers 3.3%
Burlington Stores, Inc.
04/15/2025	2.250%		14,300,000	21,229,070
Dick’s Sporting Goods, Inc.
04/15/2025	3.250%		4,000,000	14,402,500
Under Armour, Inc.
06/01/2024	1.500%		6,420,000	13,435,185
Wayfair, Inc.
08/15/2026	1.000%		18,000,000	32,787,000
Total				81,853,755
Technology 26.8%
2U, Inc.
05/01/2025	2.250%		11,850,000	13,431,975
3D Systems Corp.(f),(g)
11/15/2026	0.000%		12,850,000	12,651,147
Affirm Holdings, Inc.(f),(g)
11/15/2026	0.000%		24,722,000	24,253,684
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Akamai Technologies, Inc.
09/01/2027	0.375%	27,950,000	31,849,025
Avalara, Inc.(f)
08/01/2026	0.250%	24,667,000	23,458,317
Bandwidth, Inc.
03/01/2026	0.250%	16,800,000	17,707,200
BigCommerce Holdings, Inc.(f)
10/01/2026	0.250%	15,800,000	15,563,000
Bill.com Holdings, Inc.(f),(g)
12/01/2025	0.000%	10,580,000	19,710,505
04/01/2027	0.000%	19,750,000	21,349,750
Blackline, Inc.(f),(g)
03/15/2026	0.000%	20,000,000	19,200,000
Coupa Software, Inc.
06/15/2025	0.125%	11,850,000	16,579,455
Datadog, Inc.
06/15/2025	0.125%	9,050,000	18,152,490
Dropbox, Inc.(f),(g)
03/01/2028	0.000%	23,500,000	22,971,250
Everbridge, Inc.
12/15/2024	0.125%	11,850,000	14,190,375
IMAX Corp.(f)
04/01/2026	0.500%	14,900,000	14,143,326
Lumentum Holdings, Inc.
12/15/2026	0.500%	18,950,000	20,988,106
MACOM Technology Solutions Holdings, Inc.(f)
03/15/2026	0.250%	19,864,000	22,272,510
MongoDB, Inc.
01/15/2026	0.250%	7,900,000	18,983,310
Okta, Inc.
06/15/2026	0.375%	25,000,000	29,000,000
ON Semiconductor Corp.
10/15/2023	1.625%	6,430,000	19,060,931
Palo Alto Networks, Inc.
06/01/2025	0.375%	36,000,000	67,050,000
ServiceNow, Inc.(g)
06/01/2022	0.000%	2,520,000	12,098,037
Shift4 Payments, Inc.(f)
08/01/2027	0.500%	28,650,000	24,537,494
Shopify, Inc.
11/01/2025	0.125%	12,000,000	15,292,500
SMART Global Holdings, Inc.
02/15/2026	2.250%	9,000,000	14,007,857
Splunk, Inc.
09/15/2025	1.125%	17,800,000	20,025,000

Columbia Convertible Securities Fund | Third Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2021 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Square, Inc.
11/01/2027	0.250%	49,350,000	54,932,719
Teradyne, Inc.
12/15/2023	1.250%	3,000,000	14,501,100
Tyler Technologies, Inc.(f)
03/15/2026	0.250%	13,800,000	16,416,480
Zendesk, Inc.
06/15/2025	0.625%	14,800,000	17,330,800
Zscaler, Inc.
07/01/2025	0.125%	8,400,000	19,714,800
Total			671,423,143
Transportation Services 0.5%
CryoPort, Inc.(f)
12/01/2026	0.750%	13,850,000	13,303,313
Total Convertible Bonds (Cost $1,777,459,276)			1,943,502,811

Convertible Preferred Stocks 17.1%
Issuer		Shares	Value ($)
Communication Services 0.8%
Diversified Telecommunication Services 0.8%
2020 Cash Mandatory Exchangeable Trust(f)	5.250%	20,000	19,895,600
Total Communication Services			19,895,600
Consumer Discretionary 1.3%
Auto Components 0.8%
Aptiv PLC	5.500%	105,000	18,745,650
Internet & Direct Marketing Retail 0.5%
2020 Mandatory Exchangeable Trust(f)	6.500%	8,900	13,704,220
Total Consumer Discretionary			32,449,870
Consumer Staples 0.6%
Food Products 0.6%
Bunge Ltd.	4.875%	120,000	14,659,200
Total Consumer Staples			14,659,200
Financials 0.9%
Capital Markets 0.9%
KKR & Co., Inc.	6.000%	230,000	21,203,700
Total Financials			21,203,700
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 4.8%
Health Care Equipment & Supplies 1.5%
Becton Dickinson and Co.	6.000%	375,000	18,828,750
Boston Scientific Corp.	5.500%	170,000	17,850,000
Total			36,678,750
Health Care Technology 0.5%
Change Healthcare, Inc.	6.000%	187,700	12,645,349
Life Sciences Tools & Services 2.8%
Avantor, Inc.	6.250%	160,000	19,299,200
Danaher Corp.	4.750%	24,000	51,667,200
Total			70,966,400
Total Health Care			120,290,499
Industrials 1.7%
Construction & Engineering 0.6%
Fluor Corp.	6.500%	12,350	15,108,990
Machinery 0.5%
Stanley Black & Decker, Inc.	5.250%	125,000	12,872,500
Professional Services 0.6%
Clarivate PLC	5.250%	160,000	14,353,600
Total Industrials			42,335,090
Information Technology 1.3%
Electronic Equipment, Instruments & Components 0.8%
II-VI, Inc.	6.000%	78,000	20,577,180
IT Services 0.5%
Sabre Corp.	6.500%	125,000	12,815,000
Total Information Technology			33,392,180
Utilities 5.7%
Electric Utilities 2.9%
American Electric Power Co., Inc.	6.125%	380,000	18,753,000
NextEra Energy, Inc.	6.219%	1,000,000	54,000,000
Total			72,753,000

4	Columbia Convertible Securities Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2021 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 2.8%
Algonquin Power & Utilities Corp.	7.750%	400,000	17,937,723
DTE Energy Co.	6.250%	500,000	24,155,000
NiSource, Inc.	7.750%	277,200	28,582,092
Total			70,674,815
Total Utilities			143,427,815
Total Convertible Preferred Stocks (Cost $374,173,247)			427,653,954

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp.(a)	9,631	264,457
Total Energy		264,457
Total Warrants (Cost $132,384)		264,457

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(h),(i)	14,394,396	14,392,956
Total Money Market Funds (Cost $14,392,946)		14,392,956
Total Investments in Securities (Cost: $2,239,743,045)		2,499,554,565
Other Assets & Liabilities, Net		8,205,560
Net Assets		2,507,760,125

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2021, the total value of these securities amounted to $2,295,715, which represents 0.09% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2021, the total market value of these securities amounted to $2,295,715, which represents 0.09% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-11/15/2016	10,248,729	358,011	2,295,715

(d)	Valuation based on significant unobservable inputs.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $835,532,803, which represents 33.32% of total net assets.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at November 30, 2021.
Columbia Convertible Securities Fund | Third Quarter Report 2021	5

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	37,266,947	574,661,277	(597,535,268)	—	14,392,956	—	13,191	14,394,396
Currency Legend
CAD	Canada Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Convertible Securities Fund | Third Quarter Report 2021

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3QT134_02_M01_(01/22)